Fair Value Measurements Fair Value Measurements - Reconciliation of Level 3 Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Value, Asset, Recurring Basis, Still Held, Unrealized Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Accumulated other comprehensive (loss)
Fair Market Value	$ 4,978.3	$ 4,231.1
Fair Market Value	1,488.7	1,964.4
Level 3 | Fair Value, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	1.3	(15.7)
Fair Market Value	311.0	489.9
Level 3 | Fair Value, Recurring [Member] | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Asset reclassification	0.0	0.0
Liabilities at beginning of year	(3.6)	(16.5)	$ (31.7)
Liability purchases	0.0	0.0
Liability transfers	0.0	0.0
Liability, Transfers out of Level 3	0.0	0.0
Liability sales	0.0	0.0
Liability, increase (decrease) in fv included in net income	12.9	15.2
Change in unrealized gains or losses	12.9	15.2
Level 3 | Fair Value, Recurring [Member] | Loss Portfolio Transfer | Liability
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Asset reclassification	0.0	0.0
Liabilities at beginning of year	(3.6)	(16.5)	(31.7)
Liability purchases	0.0	0.0
Liability transfers	0.0	0.0
Liability, Transfers out of Level 3	0.0	0.0
Liability sales	0.0	0.0
Liability, increase (decrease) in fv included in net income	12.9	15.2
Change in unrealized gains or losses	12.9	15.2
Level 3 | Fair Value, Recurring [Member] | Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0.0	(17.9)
Fair Market Value	79.7	274.9
Level 3 | Fair Value, Recurring [Member] | Middle market loans and other private debt
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0.0	0.5
Fair Market Value	61.0	84.8
Level 3 | Fair Value, Recurring [Member] | Asset-backed
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	1.1	1.7
Fair Market Value	127.6	82.9
Level 3 | Fair Value, Recurring [Member] | Global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0.0	(0.2)
Fair Market Value	18.5	14.4
Level 3 | Fair Value, Recurring [Member] | Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)	0.0	0.0
Fair Market Value	0.0	18.0
Level 3 | Fair Value, Recurring [Member] | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Change in unrealized investment gains (losses)		0.0
Fair Market Value		0.0
Level 3 | Fair Value, Recurring [Member] | Asset backed securities, privately-held afs
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value	24.2	14.9
Change in unrealized investment gains (losses)	0.2	0.2
Assets | Level 3 | Fair Value, Recurring [Member]
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	71.4	113.7
Transfers Into Level 3	0.0	5.3
Transfers out of Level 3	0.0	12.1
Asset reclassification	0.0	0.0
Settlements and sales	(239.7)	(137.2)
Increase (decrease) in fair value included in net income	(10.6)	(12.8)
Fair Market Value		489.9	533.0
Assets | Level 3 | Fair Value, Recurring [Member] | Commercial mortgage loans
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	0.5	40.6
Transfers Into Level 3	0.0	0.0
Transfers out of Level 3	0.0	0.0
Asset reclassification	0.0	0.0
Settlements and sales	(184.4)	(61.5)
Increase (decrease) in fair value included in net income	(11.3)	(16.3)
Fair Market Value		274.9	312.1
Assets | Level 3 | Fair Value, Recurring [Member] | Middle market loans and other private debt
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	0.4	18.3
Transfers Into Level 3	0.0	0.0
Transfers out of Level 3	0.0	0.0
Asset reclassification	10.9	0.0
Settlements and sales	(35.5)	(41.9)
Increase (decrease) in fair value included in net income	0.4	1.5
Fair Market Value		84.8	106.9
Assets | Level 3 | Fair Value, Recurring [Member] | Asset-backed
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	56.1	21.9
Transfers Into Level 3	0.0	5.3
Transfers out of Level 3	0.0	(5.5)
Asset reclassification	0.0	0.0
Settlements and sales	(12.4)	(7.6)
Increase (decrease) in fair value included in net income	1.0	2.0
Fair Market Value		82.9	66.8
Assets | Level 3 | Fair Value, Recurring [Member] | Global corporate securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	4.4	0.0
Transfers Into Level 3	0.0	0.0
Transfers out of Level 3	0.0	0.0
Asset reclassification	0.0	0.0
Settlements and sales	(0.3)	(0.4)
Increase (decrease) in fair value included in net income	0.0	(0.2)
Fair Market Value		14.4	15.0
Assets | Level 3 | Fair Value, Recurring [Member] | Short-term investments
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances	0.0	18.2
Transfers Into Level 3	0.0	0.0
Transfers out of Level 3	0.0	0.0
Asset reclassification	(10.9)	0.0
Settlements and sales	(7.1)	(25.8)
Increase (decrease) in fair value included in net income	0.0	0.0
Fair Market Value		18.0	25.6
Assets | Level 3 | Fair Value, Recurring [Member] | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Purchases and issuances		0.0
Transfers Into Level 3		0.0
Transfers out of Level 3		(6.6)
Asset reclassification		0.0
Settlements and sales		0.0
Increase (decrease) in fair value included in net income		0.0
Fair Market Value			6.6
Assets | Level 3 | Fair Value, Recurring [Member] | Asset backed securities, privately-held afs
Fair Value, Assets Measured on Recurring Basis, Calculation [Roll Forward]
Fair Market Value		14.9	$ 0.0
Purchases and issuances	10.0	14.7
Transfers Into Level 3	0.0	0.0
Transfers out of Level 3	0.0	0.0
Asset reclassification	0.0	0.0
Settlements and sales	0.0	0.0
Increase (decrease) in fair value included in net income	$ (0.7)	$ 0.2